INTANGIBLE ASSETS, NET (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS
3. INTANGIBLE ASSETS, NET

The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

3.   INTANGIBLE ASSETS

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231

During the year ended December 31, 2010, the Company decreased the remaining useful life of certain trademarks in the Windows and Doors segment to three years (applied prospectively) as a result of future marketing plans regarding the use of these trademarks.  For each of the years ended December 31, 2011 and December 31, 2010, the Company incurred approximately $7.4 million of increased amortization expense compared to the year ended December 31, 2009, primarily as a result of this decrease in useful life.